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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number____811-21575_________________________________________

______Bryce Capital Funds – Bryce Capital Growth Series______________________________

(Exact name of registrant as specified in charter)

______2 Thornell Road, Pittsford, NY________________________________14534___________

(Address of principal executive offices)     (Zip code)

_____Dennis E. Lohouse, Treasurer, Bryce Capital Funds, 2 Thornell Road, Pittsford, NY 14534_

(Name and address of agent for service)

Registrant’s telephone number, including area code: _585-381-2990___________

Date of fiscal year end: __6/30__________

Date of reporting period: __July 1, 2005 – June 30, 2006_____

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (.OMB.) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.   Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the .Act.) and Rule 30b14 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.   Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

C.         Preparation of Report.

1.         This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2.         These general instructions are not to be filed with the report.

D.         Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.         Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.         Signature and Filing of Report.

1.         If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.         (a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)        The name of the issuer of the portfolio security;

(b)        The exchange ticker symbol of the portfolio security;

(c)        The Council on Uniform Securities Identification Procedures (.CUSIP.) number for the portfolio security;

(d)        The shareholder meeting date;

(e)        A brief identification of the matter voted on;

(f)        Whether the matter was proposed by the issuer or by a security holder;

(g)        Whether the registrant cast its vote on the matter;

(h)        How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)         Whether the registrant cast its vote for or against management.

Instructions.

1.         In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term .series. means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.         The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)____Bryce Capital Funds_________________________________________________________

By (Signature and Title)*__/s/ Dennis E. Lohouse, Treasurer_______________________________________

                                                  Dennis E. Lohouse, Treasurer

Date__July 17, 2006_______________________________________________________________________

* Print the name and title of each signing officer under his or her signature.

Bryce Capital Growth Fund								Item 1
Investment Company Act file number: 811- 21575
July 1, 2005 - June 30, 2006

				N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management

Constellation Brands, Inc.	STZ	21036P108	7/28/2005	Election of Directors	Management	In Favor	Yes	For
Constellation Brands, Inc.	STZ	21036P108	7/28/2005	Proposal to Ratify the Selection of KPMG LLP, Certified Public Accountants, as the Company's Independent Public Accounts for the Fiscal Year Ending Ferbuary 28, 2006	Management	In Favor	Yes	For
Constellation Brands, Inc.	STZ	21036P108	7/28/2005	Proposal to Amend the Company's Restated Certificate of Incorporation	Management	In Favor	Yes	For
Respironics, Inc.	RESP	761230101	11/15/2005	Election of Directors	Management	In Favor	Yes	For
Respironics, Inc.	RESP	761230102	11/15/2005	Proposal to Ratify the Selection of Ernst & Young LLP as Independent Registered Public Accounting Firm for the Fiscal Year Ending June 30, 2006	Management	In Favor	Yes	For
Respironics, Inc.	RESP	761230103	11/15/2005	Proposal to Approve the Adoption of the Company's 2006 Stock Incentive Plan	Management	In Favor	Yes	For
Jacobs Engineering Group Inc.	JEC	469814107	1/26/2006	Election of Directors	Management	In Favor	Yes	For
Jacobs Engineering Group Inc.	JEC	469814107	1/26/2006	Proposal to Approve Ernst & Young LLP as Independent Registered Public Accounting Firm	Management	In Favor	Yes	For
BJ Services Company	BJS	055482103	1/31/2006	Election of Directors	Management	In Favor	No	For
BJ Services Company	BJS	055482104	1/31/2006	Proposal to Approve an Amendment to the Company's Certificate of Incorporation	Management	In Favor	No	For
BJ Services Company	BJS	055482105	1/31/2006	Proposal to Approve the Grant of Authority to the Proxies to Vote in Their Discretion to Adjourn the Meeting to Solicit Additional Proxies in Favor of the Authorized Shares Amendment	Management	In Favor	No	For
Whole Foods Market, Inc.	WFMI	966837106	3/6/2006	Election of Directors	Management	In Favor	Yes	For
Whole Foods Market, Inc.	WFMI	966837106	3/6/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as Independent Public Accountants for the Fiscal Year 2006	Management	In Favor	Yes	For
Whole Foods Market, Inc.	WFMI	966837106	3/6/2006	Proposal to Amend and Restate the Company's Articles of Incorporation	Management	In Favor	Yes	For
Whole Foods Market, Inc.	WFMI	966837106	3/6/2006	Shareholder Proposal Regarding the Company's Energy Use	Shareholder	Against	Yes	For
Whole Foods Market, Inc.	WFMI	966837106	3/6/2006	Shareholder Proposal Regarding Consumer and Environmental Exposure to Endocrine Disrupting Chemicals	Shareholder	Against	Yes	For
Whole Foods Market, Inc.	WFMI	966837106	3/6/2006	Shareholder Proposal Regarding Company Shareholder Votes and a Simple Majority Threshold	Shareholder	Against	Yes	For
Qualcomm, Inc.	QCOM	747525103	3/7/2006	Election of Directors	Management	In Favor	Yes	For
Qualcomm, Inc.	QCOM	747525103	3/7/2006	Proposal to Approve Amendments to the Company's Restated Certificate of Incorporation to Eliminate the Classified Board and Cumulative Voting	Management	In Favor	Yes	For
Qualcomm, Inc.	QCOM	747525103	3/7/2006	Proposal to Approve the Combination of the Company's Equity Compensation Plans as the 2006 Long-Term Incentive Plan and An Increase in the Share Reserve	Management	In Favor	Yes	For
Qualcomm, Inc.	QCOM	747525103	3/7/2006	Proposal to Ratify the Selection of PricewaterhouseCoopers LLP as the Company's Independent Accountants for the Company's Fiscal Year Ending September 24, 2006	Management	In Favor	Yes	For
Qualcomm, Inc.	QCOM	747525103	3/7/2006

Proposal to Approve any Adjournments of the Meeting to Another Time or Place, If Necessary in the Judgement of the Proxy Holders, For the Purpose of Soliciting Additional Proxies in Favor of Any of the Foregoing Proposals

					Management	In Favor	Yes	For
Adobe Systems Inc.	ADBE	00724F101	3/28/2006	Election of Directors	Management	In Favor	Yes	For
Adobe Systems Inc.	ADBE	00724F101	3/28/2006	Proposal to Approve the Amendments to the Amended 1994 Performance and Restricted Stock Plan	Management	In Favor	Yes	For
Adobe Systems Inc.	ADBE	00724F101	3/28/2006	Proposal to Approve the Executive Cash Performance Bonus Plan	Management	In Favor	Yes	For
Adobe Systems Inc.	ADBE	00724F101	3/28/2006	Proposal to Ratify the Apointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 1, 2006	Management	In Favor	Yes	For
Nabors Industries Ltd.	NBR	G6359F103	3/30/2006	Election of Directors	Management	In Favor	Yes	For
Nabors Industries Ltd.	NBR	G6359F103	3/30/2006	Proposal to Amend and Restate Bye-Laws to Increase the Total Number of Shares of Common Stock	Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006	Election of Directors	Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006	Proposal to Ratify the Appointment of KPMG LLP, as the Corporations's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006

Proposal to Approve an Amendment to the Corporation's Restated Certificate of Incorporation to Eliminate Cumulative Voting to Allow for the Adoption of a Majority Vote Standard in the Election of Directors

					Management	In Favor	Yes	For
Northern Trust Corporation	NTRS	665859104	4/18/2006	Shareholder Proposal Relating to Charitable Contributions	Shareholder	Against	Yes	For
Ametek, Inc.	AME	031100100	4/25/2006	Election of Directors	Management	In Favor	Yes	For
Ametek, Inc.	AME	031100100	4/25/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm for the Year 2006	Management	In Favor	Yes	For
L-3 Communications Holdings, Inc.	LLL	502424104	4/25/2006	Election of Directors	Management	In Favor	Yes	For
L-3 Communications Holdings, Inc.	LLL	502424104	4/25/2006	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm	Management	In Favor	Yes	For
L-3 Communications Holdings, Inc.	LLL	502424104	4/25/2006	Proposal to Approve an Amendment to the Company's Employee Stock Purchase Plan	Management	In Favor	Yes	For
Chicago Mercantile Exchange	CME	167760107	4/26/2006	Election of Directors	Management	In Favor	Yes	For
Chicago Mercantile Exchange	CME	167760107	4/26/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm	Management	In Favor	Yes	For
Apple Computer, Inc.	AAPL	037833100	4/27/2006	Election of Directors	Management	In Favor	Yes	For
Apple Computer, Inc.	AAPL	037833100	4/27/2006	Proposal to Ratify the Appointment of KPMG LLP, as the Company's Independent Auditors for the Fiscal Year 2006	Management	In Favor	Yes	For
Apple Computer, Inc.	AAPL	037833100	4/27/2006	Shareholder Proposal	Shareholder	Against	Yes	For
Merrill Lynch & Co., Inc.	MER	590188108	4/28/2006	Election of Directors	Management	In Favor	Yes	For
Merrill Lynch & Co., Inc.	MER	590188108	4/28/2006	Proposal to Ratify the Appointment of Deloitte & Touche LLP as Independent Registered Public Accounting Firm	Management	In Favor	Yes	For
Merrill Lynch & Co., Inc.	MER	590188108	4/28/2006	Shareholder Proposal	Shareholder	Against	Yes	For
Merrill Lynch & Co., Inc.	MER	590188108	4/28/2006	Shareholder Proposal	Shareholder	Against	Yes	For
Merrill Lynch & Co., Inc.	MER	590188108	4/28/2006	Shareholder Proposal	Shareholder	Against	Yes	For
Expeditors International of Washington, Inc.	EXPD	302130109	5/3/2006	Election of Directors	Management	In Favor	No	For
Expeditors International of Washington, Inc.	EXPD	302130109	5/3/2006	Proposal to Approve the Company's Stock Option Plan	Management	In Favor	No	For
Expeditors International of Washington, Inc.	EXPD	302130109	5/3/2006	Proposal to Approve the Appointment of KPMG LLP as the Company's Independent Registered Public Accounting Firm	Management	In Favor	No	For
Expeditors International of Washington, Inc.	EXPD	302130109	5/3/2006	Shareholder Proposal to Amend the Company's Equal Employment Opportunity Policy	Shareholder	Against	No	For
Gilead Sciences, Inc.	GILD	375558103	5/10/2006	Election of Directors	Management	In Favor	Yes	For
Gilead Sciences, Inc.	GILD	375558103	5/10/2006

Proposal to Ratify the Selection of Ernst & Young LLP by the Audit Committee of the Board of Directors as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2006

					Management	In Favor	Yes	For
Gilead Sciences, Inc.	GILD	375558103	5/10/2006	Proposal to Approve an Amendment to the Company's 2004 Equity Incentive Plan	Management	In Favor	Yes	For
Gilead Sciences, Inc.	GILD	375558103	5/10/2006	Proposal to Approve the Company's Code Section 162(M) Bonus Plan and Certain Performanced-Based Provisions Thereunder	Management	In Favor	Yes	For
Gilead Sciences, Inc.	GILD	375558103	5/10/2006	Proposal to Approve an Amendment to the Company's Certificate of Incorporation	Management	In Favor	Yes	For
Gilead Sciences, Inc.	GILD	375558103	5/10/2006	Shareholder Proposal	Shareholder	Against	Yes	For
Grant Prideco, Inc.	GRP	38821G101	5/10/2006	Election of Directors	Management	In Favor	Yes	For
Grant Prideco, Inc.	GRP	38821G101	5/10/2006	Proposal to Approve the Company's Long-Term Incentive Plan	Management	In Favor	Yes	For
Grant Prideco, Inc.	GRP	38821G101	5/10/2006	Proposal to Approve the Material Terms of the Performance Criteria for Performance Awards Under the Company's 2006 Long-Term Incentive Plan	Management	In Favor	Yes	For
W. R. Berkley Corporation	BER	084423102	5/16/2006	Election of Directors	Management	In Favor	Yes	For
W. R. Berkley Corporation	BER	084423102	5/16/2006	Proposal to Approve The Company's 2007 Annual Incentive Compensation Plan	Management	In Favor	Yes	For
W. R. Berkley Corporation	BER	084423102	5/16/2006	Proposal to Approve an Amendment to The Company's Restated Certificate of Incorporation to Increase Authorized Number of Shares of Common Stock	Management	In Favor	Yes	For
W. R. Berkley Corporation	BER	084423102	5/16/2006	Proposal to Ratify the Appointment of KPMG LLP, as the Company's Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2006	Management	In Favor	Yes	For
Laboratory Corp. of America	LH	50540R409	5/17/2006	Election of Directors	Management	In Favor	Yes	For
Laboratory Corp. of America	LH	50540R409	5/17/2006	Proposal to Approve the Amendment to the 1995 Stock Plan for Non-Employee Directors	Management	In Favor	Yes	For
Laboratory Corp. of America	LH	50540R409	5/17/2006	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for 2006	Management	In Favor	Yes	For
Coventry Health Care, Inc.	CVH	222862104	5/18/2006	Election of Directors	Management	In Favor	Yes	For
Coventry Health Care, Inc.	CVH	222862104	5/18/2006	Proposal to Approve an Amendment to the Certificate of Incorporation to Increase Authorized Shares of Common Stock	Management	In Favor	Yes	For
Coventry Health Care, Inc.	CVH	222862104	5/18/2006	Proposal to Approve an Amendment to the Certificate of Incorporation to Delete All References to Series A Convertible Preferred Stock	Management	In Favor	Yes	For
Coventry Health Care, Inc.	CVH	222862104	5/18/2006	Proposal to Approve an Amendment to the Certificate of Incorporation to Provide that Directors Elected By the Board of Directors Must Stand for Election at the Next Annual Meeting of Shareholders.	Management	In Favor	Yes	For
Coventry Health Care, Inc.	CVH	222862104	5/18/2006	Proposal to Approve an Amendment to the Certificate of Incorporation to	Management	In Favor	Yes	For
Coventry Health Care, Inc.	CVH	222862104	5/18/2006	Proposal to Approve an Amendment to the 2004 Incentive Plan	Management	In Favor	Yes	For
Optionsxpress Holdings, Inc.	OXPS	684010101	5/24/2006	Proposal to Ratify the Appointment of Ernst & Young LLP as Independent Auditors for 2006	Management	In Favor	Yes	For
Optionsxpress Holdings, Inc.	OXPS	684010101	5/24/2006	Proposal to Ratify the Selection of Ernst & Young LLP as Independent Auditors	Management	In Favor	Yes	For
E*Trade Financial Corporation	ET	269246104	5/25/2006	Election of Directors	Management	In Favor	Yes	For
E*Trade Financial Corporation	ET	269246104	5/25/2006	Proposal to Ratify the Selection of Deloitte & Touche LLP as Independent Public Accountants For the Company for Fiscal Year 2006	Management	In Favor	Yes	For
Cerner Corporation	CERN	156782104	5/26/2006	Election of Directors	Management	In Favor	Yes	For
Cerner Corporation	CERN	156782104	5/26/2006	Proposal to Ratify the Appointment of KPMG LLP as the Independent Registered Public Accounting Firm of the Company for 2006	Management	In Favor	Yes	For
Cerner Corporation	CERN	156782104	5/26/2006	Proposal to Reapprove the Company's Performance Based Compensation Plan	Management	In Favor	Yes	For
Affiliated Managers Group, Inc.	AMG	008252108	5/31/2006	Election of Directors	Management	In Favor	Yes	For
Affiliated Managers Group, Inc.	AMG	008252108	5/31/2006	Proposal to Approve the Material Terms of the Company's 2006 Stock Incentive Plan	Management	In Favor	Yes	For
Affiliated Managers Group, Inc.	AMG	008252108	5/31/2006	Proposal to Amend the Company's Amended and Restated Certificate of Incorporation to Increase the Authorized Number of Shares of Voting Common Stock of the Company	Management	In Favor	Yes	For
Affiliated Managers Group, Inc.	AMG	008252108	5/31/2006	Proposal to Ratify the Selection of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for the Current Fiscal Year	Management	In Favor	Yes	For
Under Armour, Inc	UARM	704311107	5/31/2006	Election of Directors	Management	In Favor	Yes	For
Under Armour, Inc	UARM	704311107	5/31/2006	Proposal to Ratify the Appointment of Independent Auditors	Management	In Favor	Yes	For
Ceradyne, Inc.	CRDN	156710105	6/6/2006	Election of Directors	Management	In Favor	Yes	For
Ceradyne, Inc.	CRDN	156710105	6/6/2006	Proposal to Approve an Amendment to the Company's Certificate of Incorporation	Management	In Favor	Yes	For
Marvell Technologies Group Ltd.	MRVL	G5876H105	6/9/2006	Election of Directors	Management	In Favor	Yes	For
Marvell Technologies Group Ltd.	MRVL	G5876H105	6/9/2006

Proposal to Re-appoint PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm and to Authorize the Audit Committee to Fix Their Remuneration for the 2007 Fiscal Year Ending January 27, 2007

					Management	In Favor	Yes	For
Marvell Technologies Group Ltd.	MRVL	G5876H105	6/9/2006	Proposal to Approve an Increase to the Company's Authorized Share Capital	Management	In Favor	Yes	For
Marvell Technologies Group Ltd.	MRVL	G5876H105	6/9/2006	Proposal to Approve an Amendment to the Company's Second Amended and Restated Bye-Laws to Amend the Provision Related to Indemnification of Directors and Officers	Management	In Favor	Yes	For
Cognizant Technology Solutions Corp.	CTSH	192446102	6/13/2006	Election of Directors	Management	In Favor	Yes	For
Cognizant Technology Solutions Corp.	CTSH	192446102	6/13/2006	Proposal to Amend and Restate the Company's 1999 Incentive Compensation Plan, as Amended	Management	In Favor	Yes	For
Cognizant Technology Solutions Corp.	CTSH	192446102	6/13/2006	Proposal to Amend and Restate the Company's Restated Certificate of Incorporation, as Amended	Management	In Favor	Yes	For
Cognizant Technology Solutions Corp.	CTSH	192446102	6/13/2006	Proposal to Ratify the Appointment of PricewaterhouseCoopers LLP as the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2006	Management	In Favor	Yes	For